Note 19 Secured tax assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Secured tax assets [Line Items]
Secured pensions tax assets	€ 1,622	€ 1,622	€ 1,622
Secured loss allowances tax assets	6,357	6,912	7,067
Total secured tax assets	€ 7,979	€ 8,534	€ 8,689